Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 38,966	$ 2,845
Short-term investments available for sale	0	2,554
Accounts receivable, net	5,872	2,638
Prepaid expenses and other current assets	2,585	3,043
Deferred offering costs	0	930
Total current assets	47,423	12,010
Property and equipment, net	88	90
Operating lease, right of use assets, net	695	0
Intangible assets, net	2,590	2,888
Goodwill	1,451	1,427
Other assets	64	47
Total assets	52,311	16,462
Current liabilities:
Accounts payable	7,174	2,299
Accrued expenses and other current liabilities	4,765	4,601
Deferred revenue	2,232	1,888
Deferred purchase consideration – current portion	750	750
Operating lease liabilities	306	0
Notes Payable – current portion	1,264	442
Total current liabilities	16,491	9,980
Operating lease liabilities – non-current portion	435	0
Notes Payable – non-current portion, net of debt discount of $7.0 million	24,970	1,200
Deferred purchase consideration – non-current portion	493	1,130
Total liabilities	42,389	12,310
Commitments and contingencies (Note 9)
Mezzanine equity:
Redeemable Preferred Stock - Mezzanine Equity beginning balance	0	110,265
Stockholders’ deficit:
Common stock, $0.0001 par value, 110,000,000 and 43,763,126 shares authorized, 36,849,076 and 6,121,253 outstanding at December 31, 2022 and December 31, 2021, respectively	4	1
Additional paid-in capital	158,335	3,736
Accumulated deficit	(148,417)	(109,850)
Total stockholders’ equity (deficit)	9,922	(106,113)
Total liabilities, mezzanine equity and stockholders’ deficit	$ 52,311	$ 16,462